State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments

March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 98.7%
ASSET BACKED COMMERCIAL PAPER — 11.9%
Atlantic Asset Securitizaton LLC 1.83%, 6/5/2020 (a)	$15,000,000	$14,958,750
Bedford Row Funding Corp. 3 Month USD LIBOR + 0.07%, 1.97%, 4/3/2020 (b)	10,000,000	9,999,893
Collateralized Commercial Paper FLEX Co. LLC 3 Month USD LIBOR + 0.11%, 1.81%, 8/21/2020 (b)	5,000,000	4,990,589
Longship Funding DAC 0.35%, 4/1/2020 (a)	15,000,000	14,999,974
Matchpoint Finance PLC 0.25%, 4/1/2020 (a)	10,000,000	9,999,773
Matchpoint Finance PLC 1.93%, 5/15/2020 (a)	10,000,000	9,980,125
Nieuw Amsterdam Receivables Corp. 1.90%, 4/3/2020 (a)	10,000,000	9,999,429
		74,928,533

CERTIFICATES OF DEPOSIT — 26.1%
Bank of Nova Scotia 1.91%, 6/17/2020 (a)	8,000,000	8,013,378
Canadian Imperial Bank of Commerce SOFR + 0.28%, 0.29%, 3/4/2021 (b)	10,000,000	9,935,353
Cooperatieve Rabobank UA 0.90%, 9/9/2020 (a)	10,000,000	9,984,755
Credit Suisse 2.00%, 4/1/2020 (a)	15,000,000	15,000,777
MUFG Bank Ltd. 0.25%, 4/7/2020 (a)	15,000,000	15,000,000
MUFG Bank Ltd. 1 Month USD LIBOR + 0.28%, 1.24%, 7/27/2020 (b)	10,000,000	9,998,859
Norinchukin Bank 0.98%, 9/4/2020 (a)	8,000,000	7,997,462
Norinchukin Bank 1.94%, 4/22/2020 (a)	15,000,000	15,010,706
Royal Bank of Canada 1 Month USD LIBOR + 0.23%, 1.09%, 8/10/2020 (b)	15,000,000	14,986,090
Sumitomo Mitsui Banking Corp. 1 Month USD LIBOR + 0.22%, 1.74%, 8/3/2020 (b)	5,000,000	4,998,207
Sumitomo Mitsui Banking Corp. 1 Month USD LIBOR + 0.27%, 1.85%, 5/1/2020 (b)	15,000,000	15,006,266
Sumitomo Mitsui Trust Bank NY 1 Month USD LIBOR + 0.05%, 0.98%, 6/24/2020 (b)	10,000,000	9,992,169
Svenska Handelsbanken AB 3 Month USD LIBOR + 0.04%, 1.94%, 7/6/2020 (b)	20,000,000	19,973,494
Wells Fargo Bank NA 3 Month USD LIBOR + 0.12%, 2.02%, 2/5/2021 (b)	8,000,000	7,947,993
		163,845,509

FINANCIAL COMPANY COMMERCIAL PAPER — 31.0%
Commonwealth Bank of Australia 3 Month USD LIBOR + 0.05%, 1.95%, 4/6/2020 (b)	15,000,000	14,999,322
DBS Bank Ltd. 0.95%, 9/4/2020 (a)	10,000,000	9,938,857

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value

SHORT-TERM INVESTMENTS - (continued)
FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
DBS Bank Ltd. 1.89%, 6/15/2020 (a)	$10,000,000	$9,971,774
European Investment Bank 0.49%, 4/7/2020 (a)	5,000,000	4,999,806
European Investment Bank 0.49%, 4/8/2020 (a)	5,000,000	4,999,709
Federation Des Caisses Desjardins DU Quebec 0.50%, 4/3/2020 (a)	23,000,000	22,999,665
HSBC Bank PLC 1 Month USD LIBOR + 0.24%, 1.05%, 5/12/2020 (b)	15,000,000	15,005,208
HSBC Bank PLC 3 Month USD LIBOR + 0.20%, 1.95%, 11/4/2020 (b)	9,000,000	8,968,474
Lloyds Bank PLC 1 Month USD LIBOR + 0.27%, 1.28%, 5/7/2020 (b)	10,000,000	10,004,366
National Australia Bank Ltd. 1 Month USD LIBOR + 0.18%, 1.76%, 7/1/2020 (b)	10,000,000	9,996,849
National Australia Bank Ltd. 3 Month USD LIBOR + 0.11%, 1.79%, 11/24/2020 (b)	10,000,000	9,955,571
Skandinaviska Enskilda Banken AB 1.88%, 7/22/2020 (a)	15,000,000	14,941,240
Societe Generale 0.59%, 4/3/2020 (a)	15,000,000	14,999,985
Societe Generale 1.82%, 6/8/2020 (a)	8,000,000	7,982,750
Swedbank AB 1.62%, 7/27/2020 (a)	7,000,000	6,971,159
Swedbank AB 1.62%, 8/17/2020 (a)	8,000,000	7,961,080
Westpac Banking Corp. FFR + 0.18%, 0.26%, 2/19/2021 (b)	10,000,000	9,883,935
Westpac Banking Corp. 3 Month USD LIBOR + 0.13%, 1.94%, 10/23/2020 (b)	10,000,000	9,957,392
		194,537,142

OTHER NOTES — 2.7%
Bank of America NA 3 Month USD LIBOR + 0.02%, 1.60%, 8/13/2020 (b)	8,000,000	7,980,290
Wells Fargo Bank NA 1 Month USD LIBOR + 0.22%, 0.92%, 7/15/2020 (b)	9,000,000	8,982,174
		16,962,464

GOVERNMENT AGENCY DEBT — 18.3%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2020 (collateralized by U.S. Government Obligations, 4.000% – 5.000% due 09/01/2047 – 03/01/2049, a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2022, and U.S. Treasury Notes, 2.125% – 2.500% due 12/31/2021 – 01/15/2022, valued at $66,300,001); expected proceeds $65,000,036 0.02%, 4/1/2020	65,000,000	65,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
GOVERNMENT AGENCY DEBT - (continued)
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2020 (collateralized by U.S. Government Obligations, 0.000% - 6.500% due 10/01/2022 - 10/01/2049, valued at $51,000,000); expected proceeds $50,000,028 0.02%, 4/1/2020	$50,000,000	$50,000,000
		115,000,000

TREASURY REPURCHASE AGREEMENTS — 8.7%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/31/2020 (collateralized by a U.S. Treasury Note, 1.375% due 05/31/2021, and a U.S. Treasury Strip, 0.000% due 05/15/2038, valued at $56,100,039); expected proceeds $55,000,015 0.01%, 4/1/2020	55,000,000	55,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $620,650,200)		620,273,648
TOTAL INVESTMENTS — 98.7% (Cost $620,650,200)		620,273,648
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		7,968,414
NET ASSETS — 100.0%		$628,242,062

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

Abbreviations:

FFR	Federal Funds Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

INVESTMENTS:
Short-Term Investments	$—	$620,273,648	$—	$620,273,648
TOTAL INVESTMENTS	$—	$620,273,648	$—	$620,273,648

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Schedule of Investments

March 31, 2020 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund's investments by major category are as follows:

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is "cleaned" from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments

March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 98.5%
ASSET BACKED COMMERCIAL PAPER — 23.1%
Alpine Securitizaton 1.66%, 8/18/2020 (a)	$28,000,000	$27,821,749
Antalis SA 0.20%, 4/1/2020 (a)	30,000,000	29,999,278
Antalis SA 1.71%, 5/11/2020 (a)	33,230,000	33,172,854
Barclays Bank PLC 1.66%, 6/2/2020 (a)	35,000,000	34,900,224
Barclays Bank PLC 1.72%, 5/4/2020 (a)	75,000,000	74,893,042
Barton Capital SA 0.25%, 4/1/2020 (a)	32,000,000	31,999,720
Barton Capital SA 1.25%, 4/2/2020 (a)	30,000,000	29,999,353
Barton Capital SA 1.81%, 4/10/2020 (a)	45,000,000	44,987,912
Bedford Row Funding Corp. 3 Month USD LIBOR + 0.13%, 0.97%, 9/17/2020 (b)	35,000,000	34,916,226
Bedford Row Funding Corp. 3 Month USD LIBOR + 0.07%, 1.97%, 4/3/2020 (b)	70,000,000	69,999,247
Cancara Asset Securitization LLC 1.68%, 5/11/2020 (a)	40,000,000	39,933,489
Collateralized Commercial Paper FLEX Co. LLC 1.65%, 7/13/2020 (a)	63,000,000	62,549,914
Collateralized Commercial Paper FLEX Co. LLC 3 Month USD LIBOR + 0.11%, 1.81%, 8/21/2020 (b)	20,000,000	19,962,357
Collateralized Commercial Paper FLEX Co. LLC 1.97%, 6/1/2020 (a)	64,275,000	64,003,796
Kells Funding LLC 1.70%, 5/11/2020 (a)	50,000,000	49,916,291
Kells Funding LLC 1.87%, 4/6/2020 (a)	28,000,000	27,995,455
Kells Funding LLC 1.87%, 4/8/2020 (a)	53,000,000	52,987,209
Liberty Street Funding LLC 1.76%, 4/14/2020 (a)	50,000,000	49,970,950
LMA Americas LLC 0.10%, 4/1/2020 (a)	100,000,000	99,997,569
LMA Americas LLC 1.65%, 8/20/2020 (a)	50,000,000	49,684,444
LMA Americas LLC 1.89%, 6/2/2020 (a)	48,800,000	48,663,360
Longship Funding DAC 0.35%, 4/1/2020 (a)	35,000,000	34,999,940
Matchpoint Finance PLC 0.25%, 4/1/2020 (a)	32,000,000	31,999,274
Nieuw Amsterdam Receivables Corp. 1.90%, 4/3/2020 (a)	125,000,000	124,992,865

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value

SHORT-TERM INVESTMENTS - (continued)
ASSET BACKED COMMERCIAL PAPER - (continued)
Ridgefield Funding Co. LLC 1 Month USD LIBOR + 0.08%, 0.85%, 8/20/2020 (b)	$75,000,000	$74,907,633
		1,245,254,151
CERTIFICATES OF DEPOSIT — 27.9%
Bank of Montreal 1 Month USD LIBOR + 0.11%, 0.91%, 11/13/2020 (b)	75,000,000	74,801,288
Bank of Montreal 1 Month USD LIBOR + 0.18%, 1.14%, 4/27/2020 (b)	25,000,000	25,006,999
Bank of Nova Scotia 3 Month USD LIBOR + 0.16%, 1.96%, 10/28/2020 (b)	40,000,000	39,877,393
Barclays Bank PLC 3 Month USD LIBOR + 0.14%, 1.87%, 11/10/2020 (b)	40,000,000	39,840,098
BNP Paribas 1 Month USD LIBOR + 0.21%, 0.96%, 5/19/2020 (b)	25,000,000	24,991,997
BNP Paribas 2.01%, 4/3/2020 (a)	30,000,000	30,004,540
Canadian Imperial Bank of Commerce SOFR + 0.28%, 0.29%, 3/4/2021 (b)	50,000,000	49,676,765
Canadian Imperial Bank of Commerce FFR + 0.35%, 0.44%, 9/15/2020 (b)	25,000,000	24,876,000
Canadian Imperial Bank of Commerce 3 Month USD LIBOR + 0.12%, 1.37%, 12/4/2020 (b)	50,000,000	49,756,087
Commonwealth Bank of Australia 3 Month USD LIBOR + 0.05%, 1.05%, 9/8/2020 (b)	10,000,000	9,973,669
Cooperatieve Rabobank UA 0.90%, 9/9/2020 (a)	50,000,000	49,923,772
Credit Industriel et Commercial 3 Month USD LIBOR + 0.10%, 1.35%, 9/4/2020 (b)	60,000,000	59,860,591
Credit Suisse 1 Month USD LIBOR + 0.29%, 1.87%, 8/28/2020 (b)	50,000,000	49,992,882
KBC Bank NV 0.15%, 4/7/2020 (a)	50,000,000	50,000,000
Mizuho Bank Ltd. 1 Month USD LIBOR + 0.07%, 0.77%, 8/14/2020 (b)	75,000,000	74,918,387
Mizuho Bank Ltd. 1 Month USD LIBOR + 0.25%, 1.27%, 4/6/2020 (b)	30,000,000	30,003,473
Mizuho Bank Ltd. 1.88%, 4/6/2020 (a)	50,000,000	50,013,369
Mizuho Bank Ltd. 1.95%, 4/20/2020 (a)	20,000,000	20,013,782
MUFG Bank Ltd. 0.25%, 4/7/2020 (a)	50,000,000	50,000,000
MUFG Bank Ltd. 0.98%, 8/28/2020 (a)	25,000,000	24,955,383
MUFG Bank Ltd. 2.03%, 5/29/2020 (a)	10,000,000	10,009,165
Natixis NY 1.72%, 5/4/2020 (a)	57,000,000	57,030,861
Nordea Bank AB 1 Month USD LIBOR + 0.23%, 1.24%, 7/9/2020 (b)	55,000,000	54,988,400

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
CERTIFICATES OF DEPOSIT - (continued)
Norinchukin Bank 0.98%, 9/4/2020 (a)	$60,000,000	$59,980,966
Norinchukin Bank 1.65%, 6/18/2020 (a)	33,400,000	33,433,297
Norinchukin Bank 1.70%, 4/17/2020 (a)	21,700,000	21,711,543
Royal Bank of Canada 3 Month USD LIBOR + 0.08%, 1.98%, 7/10/2020 (b)	20,000,000	19,974,267
Sumitomo Mitsui Banking Corp. 1 Month USD LIBOR + 0.27%, 1.23%, 4/27/2020 (b)	15,000,000	15,004,981
Sumitomo Mitsui Banking Corp. 1 Month USD LIBOR + 0.27%, 1.85%, 5/1/2020 (b)	35,000,000	35,014,621
Sumitomo Mitsui Banking Corp. 3 Month USD LIBOR + 0.06%, 1.96%, 7/1/2020 (b)	25,000,000	24,966,417
Sumitomo Mitsui Trust Bank NY 1.88%, 4/7/2020 (a)	28,000,000	28,008,426
Svenska Handelsbanken AB 1 Month USD LIBOR + 0.20%, 1.16%, 5/27/2020 (b)	25,000,000	25,006,477
Svenska Handelsbanken AB 1 Month USD LIBOR + 0.23%, 1.81%, 5/1/2020 (b)	35,000,000	35,013,418
Svenska Handelsbanken AB 3 Month USD LIBOR + 0.04%, 1.94%, 7/6/2020 (b)	25,000,000	24,966,868
Toronto Dominion Bank FFR + 0.37%, 0.46%, 9/8/2020 (b)	20,000,000	19,905,098
Toronto Dominion Bank 1 Month USD LIBOR + 0.10%, 0.71%, 11/18/2020 (b)	53,000,000	52,845,490
Wells Fargo Bank NA 1 Month USD LIBOR + 0.18%, 1.11%, 4/24/2020 (b)	25,000,000	25,006,353
Wells Fargo Bank NA 1 Month USD LIBOR + 0.18%, 1.19%, 4/8/2020 (b)	10,000,000	10,001,324
Wells Fargo Bank NA 1 Month USD LIBOR + 0.34%, 1.36%, 10/6/2020 (b)	45,000,000	44,991,197
Wells Fargo Bank NA 3 Month USD LIBOR + 0.11%, 1.91%, 2/22/2021 (b)	45,000,000	44,687,861
Westpac Banking Corp. 3 Month USD LIBOR + 0.05%, 1.36%, 6/5/2020 (b)	35,000,000	34,971,956
		1,506,005,461

FINANCIAL COMPANY COMMERCIAL PAPER — 29.0%
Australia & New Zealand Banking Group Ltd. 3 Month USD LIBOR + 0.09%, 1.73%, 8/27/2020 (b)	55,000,000	54,887,644
Bank of Nova Scotia 3 Month USD LIBOR + 0.06%, 1.37%, 6/5/2020 (b)	10,000,000	9,992,164
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.74%, 5/29/2020 (a)	18,000,000	17,964,305
BNG Bank NV 1 Month USD LIBOR + 0.20%, 1.12%, 5/26/2020 (b)	30,000,000	30,007,328
BPCE SA 1.98%, 4/8/2020 (a)	13,000,000	12,998,446
Commonwealth Bank of Australia 3 Month USD LIBOR + 0.05%, 1.95%, 4/6/2020 (b)	25,000,000	24,998,870

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS - (continued)
FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
Credit Industriel et Commercial 1.65%, 7/24/2020 (a)	$40,000,000	$39,859,444
DBS Bank Ltd. 0.95%, 9/4/2020 (a)	25,000,000	24,847,143
DBS Bank Ltd. 0.95%, 9/8/2020 (a)	50,000,000	49,685,156
DBS Bank Ltd. 1.25%, 4/8/2020 (a)	50,000,000	49,992,500
DBS Bank Ltd. 1.95%, 4/7/2020 (a)	30,000,000	29,996,500
European Investment Bank 0.49%, 4/7/2020 (a)	25,000,000	24,999,028
European Investment Bank 0.49%, 4/8/2020 (a)	25,000,000	24,998,545
Federation Des Caisses Desjardins du Quebec 0.37%, 4/6/2020 (a)	75,000,000	74,994,763
HSBC Bank PLC 3 Month USD LIBOR + 0.20%, 1.95%, 11/4/2020 (b)	65,000,000	64,772,311
ING U.S. Funding LLC 1 Month USD LIBOR + 0.33%, 1.35%, 7/6/2020 (b)	30,000,000	30,001,956
ING U.S. Funding LLC 3 Month USD LIBOR + 0.06%, 1.96%, 10/9/2020 (b)	50,000,000	49,835,106
National Australia Bank Ltd. 1 Month USD LIBOR + 0.23%, 0.98%, 8/19/2020 (b)	22,000,000	21,989,006
National Australia Bank Ltd. 1 Month USD LIBOR + 0.18%, 1.04%, 7/10/2020 (b)	15,000,000	14,994,117
National Australia Bank Ltd. 1 Month USD LIBOR + 0.25%, 1.05%, 11/17/2020 (b)	28,000,000	27,969,895
National Australia Bank Ltd. 1 Month USD LIBOR + 0.17%, 1.75%, 4/1/2020 (b)	30,000,000	30,001,019
National Australia Bank Ltd. 3 Month USD LIBOR + 0.11%, 1.79%, 11/24/2020 (b)	40,000,000	39,822,284
National Australia Bank Ltd. 1 Month USD LIBOR + 0.27%, 1.85%, 7/2/2020 (b)	35,000,000	34,997,791
NRW Bank 2.05%, 4/1/2020 (a)	25,000,000	24,999,636
Oversea-Chinese Banking Corp. Ltd. 1.95%, 4/20/2020 (a)	25,000,000	24,983,250
Skandinaviska Enskilda Banken AB 1.88%, 7/22/2020 (a)	30,000,000	29,882,480
Societe Generale 0.34%, 4/6/2020 (a)	75,000,000	74,998,462
Svenska Handelsbanken AB 3 Month USD LIBOR + 0.04%, 1.78%, 2/3/2021 (b)	45,000,000	44,919,194
Swedbank AB 1.62%, 8/17/2020 (a)	28,892,000	28,751,440
Swedbank AB 1.66%, 7/21/2020 (a)	101,000,000	100,608,164
Swedbank AB 1.77%, 7/27/2020 (a)	60,000,000	59,752,790

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value

SHORT-TERM INVESTMENTS - (continued)
FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
Toronto-Dominion Bank 0.40%, 4/3/2020 (a)	$50,000,000	$49,999,888
Toronto-Dominion Bank 3 Month USD LIBOR + 0.19%, 2.09%, 10/1/2020 (b)	20,000,000	19,949,399
Toyota Motor Credit Corp. 1 Month USD LIBOR + 0.23%, 1.17%, 5/21/2020 (b)	25,000,000	25,008,218
Toyota Motor Credit Corp. 3 Month USD LIBOR + 0.07%, 1.65%, 11/25/2020 (b)	30,000,000	30,000,000
Toyota Motor Credit Corp. 2.00%, 5/18/2020 (a)	100,000,000	99,822,667
UBS AG 1 Month USD LIBOR + 0.34%, 1.36%, 8/6/2020 (b)	65,000,000	64,886,258
UBS AG 1.72%, 8/28/2020 (a)	25,000,000	24,842,708
UBS AG 1.72%, 9/3/2020 (a)	50,000,000	49,673,267
Westpac Banking Corp. 3 Month USD LIBOR + 0.13%, 1.94%, 10/23/2020 (b)	25,000,000	24,893,480
		1,562,576,622
OTHER NOTES — 1.1%
Bank of America NA 3 Month USD LIBOR + 0.05%, 1.95%, 4/6/2020 (b)	30,000,000	29,998,663
Wells Fargo Bank NA 1 Month USD LIBOR + 0.22%, 0.92%, 7/15/2020 (b)	27,000,000	26,946,521
		56,945,184
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 14.7%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 03/31/2020 (collateralized by U.S. Government Obligations, 2.500% – 6.000% due 11/01/2026 – 11/01/2049, and U.S. Treasury Notes, 2.250% – 2.750% due 08/15/2027 – 02/15/2028, valued at $102,000,070); expected proceeds $100,000,056 0.02%, 4/1/2020	100,000,000	100,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2020 (collateralized by various U.S. Government Obligations, 0.000% – 65.125% due 11/15/2021 – 12/25/2049, valued at $103,000,000); expected proceeds $100,000,056 0.02%, 4/1/2020	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2020 (collateralized by U.S. Government Obligations, 0.000% - 7.000% due 09/01/2021 - 01/01/2050, valued at $127,500,000); expected proceeds $125,000,069 0.02%, 4/1/2020	125,000,000	125,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2020 (collateralized by various U.S. Government Obligations, 3.125% – 4.000% due 10/20/2024 – 03/20/2050, valued at $119,340,000); expected proceeds $117,000,032 0.01%, 4/1/2020	117,000,000	117,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2020 (collateralized by various U.S. Government Obligations, 2.500% – 5.000% due 11/01/2021 – 03/01/2050, valued at $102,000,028); expected proceeds $100,000,028 0.01%, 4/1/2020	100,000,000	100,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value

SHORT-TERM INVESTMENTS - (continued)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 03/31/2020 (collateralized by U.S. Government Obligations, 3.000% – 4.000% due 08/20/2047 – 03/01/2050, a U.S. Treasury Bond, 2.500% due 05/15/2046, and U.S. Treasury Inflation Index Notes, 0.125% – 1.250% due 07/15/2020 – 04/15/2023, valued at $102,000,000); expected proceeds $100,000,028 0.01%, 4/1/2020	$100,000,000	$100,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 03/31/2020 (collateralized by various U.S. Government Obligations, 2.500% – 4.500% due 01/01/2042 – 12/01/2049, valued at $102,000,000); expected proceeds $100,000,028 0.01%, 4/1/2020	100,000,000	100,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 03/31/2020 (collateralized by a U.S. Government Obligation, 3.000% due 11/20/2049, valued at $51,000,029); expected proceeds $50,000,028 0.02%, 4/1/2020	50,000,000	50,000,000
		792,000,000
TREASURY REPURCHASE AGREEMENTS — 1.9%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/31/2020 (collateralized by Resolution Funding Strips, 0.000% due 07/15/2022 – 01/15/2024, a Tennessee Valley Authority, 5.375% due 04/01/2056, a U.S. Treasury Note, 1.500% due 09/30/2024, and a U.S. Treasury Strip, 0.000% due 05/15/2028, valued at $102,000,000); expected proceeds $100,000,028 0.01%, 4/1/2020	100,000,000	100,000,000
OTHER REPURCHASE AGREEMENTS — 0.8%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/18/2020 (collateralized by various Common Stocks, valued at $14,040,087); expected proceeds $13,008,378 0.40%, 5/15/2020 (c)	13,000,000	13,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2020 (collateralized by various Common Stocks, and various Corporate Bonds, 0.00% - 7.125% due 01/11/2022 - 02/01/2030, valued at $35,240,287); expected proceeds $33,000,193 0.21%, 4/1/2020	33,000,000	33,000,000
		46,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,311,981,065)		5,308,781,418
TOTAL INVESTMENTS — 98.5% (Cost $5,311,981,065)		5,308,781,418
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		79,449,965
NET ASSETS — 100.0%		$5,388,231,383

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. This security represents $13,000,000 or 0.2% of net assets as of March 31, 2020.

Abbreviations:

FFR	Federal Funds Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Schedule of Investments – (continued)

March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

INVESTMENTS:
Short-Term Investments	$—	$5,308,781,418	$—	$5,308,781,418
TOTAL INVESTMENTS	$—	$5,308,781,418	$—	$5,308,781,418

See accompanying Notes to Schedule of Investments.

 State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio II

Notes to Schedule of Investments

March 31, 2020 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund's investments by major category are as follows:

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is "cleaned" from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.